Pensions and post-retirement benefits - Income statement charge (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Pension and post-retirement benefits
Current service cost	£ 243	£ 265	£ 243
Net finance cost	(24)	(12)	(32)
Past service cost	134	(3)	0
Other movements	5	0	2
Total	£ 358	£ 250	£ 213